As filed with the Securities and Exchange Commission on July 7, 2015

File Nos. 002-94222
811-04149
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	55	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	56	[X]

FRANKLIN TAX-FREE TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 6th day of July, 2015

FRANKLIN TAX-FREE TRUST

By: /s/ KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

CHRISTOPHER J. MOLUMPHY	President & Chief Executive Officer –
Christopher J. Molumphy*	Investment Management
Dated: July 6, 2015

LAURA F. FERGERSON	Chief Executive Officer –
Laura F. Fergerson*	Finance and Administration
Dated: July 6, 2015

GASTON GARDEY	Chief Financial Officer and
Gaston Gardey*	Chief Accounting Officer
Dated: July 6, 2015

HARRIS J. ASHTON	Trustee
Harris J. Ashton*	Dated: July 6, 2015

MARY C. CHOKSI	Trustee
Mary C. Choksi*	Dated: July 6, 2015

EDITH E. HOLIDAY	Trustee
Edith E. Holiday*	Dated: July 6, 2015

GREGORY E. JOHNSON	Trustee
Gregory E. Johnson	Dated: July 6, 2015

RUPERT H. JOHNSON, JR.	Trustee
Rupert H. Johnson, Jr.	Dated: July 6, 2015

J. MICHAEL LUTTIG	Trustee
J. Michael Luttig*	Dated: July 6, 2015

FRANK A. OLSON	Trustee
Frank A. Olson*	Dated: July 6, 2016

LARRY D. THOMPSON

Trustee
Larry D. Thompson*	Dated: July 6, 2015

JOHN B. WILSON	Trustee
John B. Wilson*	Dated: July 6, 2015

*By   /s/ KAREN L. SKIDMORE

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase